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                       WARBURG PINCUS EMERGING GROWTH FUND



                                Supplement to the
               Prospectus and Statement of Additional Information
                             dated February 20, 1997

The following supersedes information under "Management of the Fund -- Portfolio Managers":

Medha Vora is no longer a Co-Portfolio Manager of the Fund. Elizabeth Dater and Stephen Lurito will remain Co-Portfolio Managers.

Dated: January 23, 1998                                        16-0198 for
                                                               WPDSF
                                                               ADEMG